Fair Value Measurements - Fair Value Measurements (Schedule of Financial Assets Measured At Fair Value On A Nonrecurring Basis) (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Assets:
Total expense for the year	$ (130,400)	$ (94,900)	$ (725,000)	$ (204,000)	$ (3,518,100)	$ (93,500)	$ (40,000)	$ (129,600)	$ (1,154,376)	$ (3,781,165)	$ (1,140,709)
U.S. Branded Pharmaceuticals
Assets:
Total expense for the year		$ (24,100)	$ (31,500)
U.S. Generic Pharmaceuticals
Assets:
Total expense for the year							$ (40,000)	$ (29,300)
U.S. Generic Pharmaceuticals | 2017 US Generic Pharmaceuticals Restructuring
Assets:
Total expense for the year									(57,500)
Fair value, measurements, nonrecurring
Assets:
Total expense for the year									(865,633)	(3,802,493)
Fair value, measurements, nonrecurring | Certain property, plant and equipment
Assets:
Total expense for the year									(65,676)
Fair value, measurements, nonrecurring | Other
Assets:
Total expense for the year										(4,112)
Fair value, measurements, nonrecurring | U.S. Branded Pharmaceuticals | Intangible assets
Assets:
Total expense for the year									(76,674)	(110,430)
Fair value, measurements, nonrecurring | U.S. Generic Pharmaceuticals | Intangible assets
Assets:
Total expense for the year									(577,923)	(676,776)
Fair value, measurements, nonrecurring | U.S. Generic Pharmaceuticals | Certain property, plant and equipment
Assets:
Total expense for the year										(13,679)
Fair value, measurements, nonrecurring | U.S. Generic Pharmaceuticals | Goodwill
Assets:
Total expense for the year										(2,342,549)
Fair value, measurements, nonrecurring | International Pharmaceuticals | Intangible assets
Assets:
Total expense for the year									(145,360)	(301,698)
Quoted Prices in Active Markets for Identical Assets (Level 1) | Fair value, measurements, nonrecurring
Assets:
Certain property, plant and equipment	0								0
Other asset impairment charges					0					0
Total	0				0				0	0
Quoted Prices in Active Markets for Identical Assets (Level 1) | Fair value, measurements, nonrecurring | U.S. Branded Pharmaceuticals
Assets:
Certain segment intangible assets	0				0				0	0
Quoted Prices in Active Markets for Identical Assets (Level 1) | Fair value, measurements, nonrecurring | U.S. Generic Pharmaceuticals
Assets:
Certain property, plant and equipment					0					0
Certain segment intangible assets	0				0				0	0
Reporting unit goodwill					0					0
Quoted Prices in Active Markets for Identical Assets (Level 1) | Fair value, measurements, nonrecurring | International Pharmaceuticals
Assets:
Certain segment intangible assets	0				0				0	0
Significant Other Observable Inputs (Level 2) | Fair value, measurements, nonrecurring
Assets:
Certain property, plant and equipment	0								0
Other asset impairment charges					0					0
Total	0				0				0	0
Significant Other Observable Inputs (Level 2) | Fair value, measurements, nonrecurring | U.S. Branded Pharmaceuticals
Assets:
Certain segment intangible assets	0				0				0	0
Significant Other Observable Inputs (Level 2) | Fair value, measurements, nonrecurring | U.S. Generic Pharmaceuticals
Assets:
Certain property, plant and equipment					0					0
Certain segment intangible assets	0				0				0	0
Reporting unit goodwill					0					0
Significant Other Observable Inputs (Level 2) | Fair value, measurements, nonrecurring | International Pharmaceuticals
Assets:
Certain segment intangible assets	0				0				0	0
Significant Unobservable Inputs (Level 3) | Fair value, measurements, nonrecurring
Assets:
Certain property, plant and equipment	0								0
Other asset impairment charges					0					0
Total	423,258				4,753,685				423,258	4,753,685
Significant Unobservable Inputs (Level 3) | Fair value, measurements, nonrecurring | U.S. Branded Pharmaceuticals
Assets:
Certain segment intangible assets	34,326				4,621				34,326	4,621
Significant Unobservable Inputs (Level 3) | Fair value, measurements, nonrecurring | U.S. Generic Pharmaceuticals
Assets:
Certain property, plant and equipment					11,360					11,360
Certain segment intangible assets	367,160				872,474				367,160	872,474
Reporting unit goodwill					3,531,301					3,531,301
Significant Unobservable Inputs (Level 3) | Fair value, measurements, nonrecurring | International Pharmaceuticals
Assets:
Certain segment intangible assets	21,772				139,313				$ 21,772	139,313
Astora | Fair value, measurements, nonrecurring | Intangible assets
Assets:
Total expense for the year										(16,287)
Astora | Fair value, measurements, nonrecurring | Certain property, plant and equipment
Assets:
Total expense for the year										(5,041)
Astora | Quoted Prices in Active Markets for Identical Assets (Level 1) | Fair value, measurements, nonrecurring
Assets:
Certain property, plant and equipment					0					0
Certain segment intangible assets					0					0
Astora | Significant Other Observable Inputs (Level 2) | Fair value, measurements, nonrecurring
Assets:
Certain property, plant and equipment					0					0
Certain segment intangible assets					0					0
Astora | Significant Unobservable Inputs (Level 3) | Fair value, measurements, nonrecurring
Assets:
Certain property, plant and equipment					0					0
Certain segment intangible assets					0					0
Paladin Labs Inc. | U.S. Branded Pharmaceuticals
Assets:
Total expense for the year	$ (500)
Paladin Labs Inc. | International Pharmaceuticals
Assets:
Total expense for the year				$ (82,600)
Paladin Labs Inc. | Fair value, measurements, nonrecurring | Goodwill
Assets:
Total expense for the year										(272,578)
Paladin Labs Inc. | Quoted Prices in Active Markets for Identical Assets (Level 1) | Fair value, measurements, nonrecurring
Assets:
Reporting unit goodwill					0					0
Paladin Labs Inc. | Significant Other Observable Inputs (Level 2) | Fair value, measurements, nonrecurring
Assets:
Reporting unit goodwill					0					0
Paladin Labs Inc. | Significant Unobservable Inputs (Level 3) | Fair value, measurements, nonrecurring
Assets:
Reporting unit goodwill					170,572					170,572
Grupo Farmacéutico Somar | Fair value, measurements, nonrecurring | Goodwill
Assets:
Total expense for the year										(33,000)
Grupo Farmacéutico Somar | Quoted Prices in Active Markets for Identical Assets (Level 1) | Fair value, measurements, nonrecurring
Assets:
Reporting unit goodwill					0					0
Grupo Farmacéutico Somar | Significant Other Observable Inputs (Level 2) | Fair value, measurements, nonrecurring
Assets:
Reporting unit goodwill					0					0
Grupo Farmacéutico Somar | Significant Unobservable Inputs (Level 3) | Fair value, measurements, nonrecurring
Assets:
Reporting unit goodwill					24,044					24,044
Litha Joint Venture Investment | Fair value, measurements, nonrecurring | Goodwill
Assets:
Total expense for the year										(26,343)
Litha Joint Venture Investment | Quoted Prices in Active Markets for Identical Assets (Level 1) | Fair value, measurements, nonrecurring
Assets:
Reporting unit goodwill					0					0
Litha Joint Venture Investment | Significant Other Observable Inputs (Level 2) | Fair value, measurements, nonrecurring
Assets:
Reporting unit goodwill					0					0
Litha Joint Venture Investment | Significant Unobservable Inputs (Level 3) | Fair value, measurements, nonrecurring
Assets:
Reporting unit goodwill					$ 0					$ 0